Stock-Based Compensation - Schedule of Stock Options Outstanding and Exercisable (Detail) - $29.08 to $33.07 [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Number outstanding | shares	17
Weighted-remaining average contractual life, years	6 months
Weighted-average exercise price	$ 31.64